T. ROWE PRICE Capital Appreciation and Income Fund
September 30, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  16.2% (1)
Alliant Holdings Intermediate, FRN
1M TSFR + 3.00%, 9/19/31 (2) 129,000 128
Alliant Holdings Intermediate, FRN
1M TSFR + 3.00%, 7.965%, 9/19/31  773,811 770
Applied Systems, FRN
1M TSFR + 3.00%, 7.604%, 2/24/31 (2) 3,571,762 3,572
Applied Systems, FRN
3M TSFR + 5.25%, 9.854%, 2/23/32 (2) 690,000 710
AssuredPartners, FRN
1M TSFR + 3.50%, 8.345%, 2/14/31 (2) 1,208,748 1,207
Avantor Funding, FRN
1M TSFR + 2.00%, 6.945%, 11/8/27 (2) 689,084 692
Azalea Topco, FRN
1M TSFR + 3.50%, 8.345%, 4/30/31  477,000 476
BroadStreet Partners, FRN
1M TSFR + 3.25%, 8.095%, 6/13/31 (2) 1,115,582 1,111
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.445%, 10/9/29 (2) 993,250 995
Epicor Software, FRN
1M TSFR + 3.25%, 7.35%, 5/30/31 (2)(3) 1,479,918 1,481
Filtration Group, FRN
1M TSFR + 3.50%, 8.46%, 10/21/28 (2) 2,716,965 2,716
Four Seasons Hotels, FRN
1M TSFR + 1.75%, 6.605%, 11/30/29  822,019 821
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.605%, 11/8/30 (2) 2,291,000 2,290
HUB International, FRN
3M TSFR + 3.00%, 8.255%, 6/20/30 (2) 1,717,438 1,715
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.604%, 7/3/28 (2) 1,057,969 1,063
Icon Parent, FRN
1M USD LIBOR + 3.00%, 9/11/31 (2) 497,000 493
Icon Parent, FRN
1M USD LIBOR + 5.00%, 9/11/32 (2) 254,000 255
IRB Holding, FRN
1M TSFR + 2.75%, 7.695%, 12/15/27 (2) 1,317,585 1,316
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.445%, 4/21/27 (2) 1,221,556 1,208
Ryan Specialty, FRN
1M TSFR + 2.25%, 7.095%, 9/15/31 (2) 404,805 404
SBA Senior Finance II, FRN
1M TSFR + 2.00%, 6.85%, 1/25/31 (2) 1,966,868 1,967
Severin Acquisition, FRN
3M TSFR + 3.25%, 8.252%, 8/1/27  1,555,208 1,555

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SkyMiles IP, FRN
3M TSFR + 3.75%, 9.032%, 10/20/27  520,829 530
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.354%, 5/6/32 (2) 437,000 443
Trans Union, FRN
1M TSFR + 1.75%, 6.695%, 11/16/26 (2) 729,941 729
Trans Union, FRN
1M TSFR + 2.00%, 6.845%, 12/1/28 (2) 714,995 714
TransDigm, FRN
3M TSFR + 2.75%, 7.354%, 8/24/28 (2) 917,483 917
TransDigm, FRN
3M TSFR + 2.75%, 7.354%, 3/22/30 (2) 900,557 900
UKG, FRN
3M TSFR + 3.25%, 8.555%, 2/10/31 (2) 1,869,220 1,869
USI, FRN
3M TSFR + 2.75%, 7.354%, 11/22/29 (2) 1,204,597 1,201
USI, FRN
3M TSFR + 2.75%, 7.354%, 9/27/30 (2) 613,321 611
Varsity Brands, FRN
1M TSFR + 3.75%, 8.821%, 8/26/31 (2) 949,000 942
Total Bank Loans (Cost $35,908) 35,801
COMMON STOCKS  42.0%
COMMUNICATION SERVICES  3.0%
Interactive Media & Services  2.7%
Alphabet, Class A  21,720 3,602
Meta Platforms, Class A  4,253 2,435
6,037
Wireless Telecommunication Services  0.3%
T-Mobile U.S. (4) 3,235 668
668
Total Communication Services 6,705
CONSUMER DISCRETIONARY  3.8%
Broadline Retail  1.4%
Amazon.com (5) 16,276 3,033
3,033
Diversified Consumer Services  0.3%
Service Corp. International  7,488 591
591
Hotels, Restaurants & Leisure  1.6%
Domino's Pizza  640 275

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Hilton Worldwide Holdings  2,498 576
Marriott International, Class A  1,904 473
McDonald's (4) 3,766 1,147
Yum! Brands  7,999 1,118
3,589
Household Durables  0.2%
Lennar, Class A  2,513 471
471
Specialty Retail  0.3%
O'Reilly Automotive (5) 380 438
Ulta Beauty (5) 487 189
627
Total Consumer Discretionary 8,311
CONSUMER STAPLES  0.9%
Food Products  0.3%
Mondelez International, Class A  9,478 698
698
Household Products  0.6%
Procter & Gamble (4) 7,246 1,255
1,255
Total Consumer Staples 1,953
ENERGY  1.5%
Oil, Gas & Consumable Fuels  1.5%
Canadian Natural Resources  43,650 1,449
EOG Resources (4) 5,183 637
Exxon Mobil (4) 10,985 1,288
Total Energy 3,374
FINANCIALS  5.1%
Banks  1.3%
Bank of America  28,039 1,113
JPMorgan Chase  8,276 1,745
2,858
Capital Markets  1.4%
CME Group  1,841 406
Goldman Sachs Group  1,209 599
Intercontinental Exchange  3,299 530
Morgan Stanley  7,354 766
Raymond James Financial  3,884 476

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Stifel Financial  2,959 278
3,055
Financial Services  1.8%
Corpay (5) 1,491 466
Fiserv (5) 3,818 686
Mastercard, Class A  3,039 1,501
Visa, Class A  5,176 1,423
4,076
Insurance  0.6%
Aflac  2,613 292
Marsh & McLennan  4,521 1,009
1,301
Total Financials 11,290
HEALTH CARE  7.5%
Biotechnology  0.8%
AbbVie (4) 7,724 1,525
Biogen (5) 1,765 342
1,867
Health Care Equipment & Supplies  1.6%
Abbott Laboratories  8,022 915
Becton Dickinson & Company  6,203 1,495
GE HealthCare Technologies  5,381 505
Stryker  1,948 704
3,619
Health Care Providers & Services  2.3%
Elevance Health (4) 1,324 689
HCA Healthcare  2,226 905
Humana  912 289
McKesson (4) 1,744 862
UnitedHealth Group  3,895 2,277
5,022
Life Sciences Tools & Services  2.1%
Agilent Technologies  4,989 741
Danaher  3,200 890
IQVIA Holdings (5) 1,976 468
Mettler-Toledo International (5) 255 382
Revvity  7,097 907
Thermo Fisher Scientific  1,937 1,198
4,586

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  0.7%
Eli Lilly  964 854
Zoetis  3,269 639
1,493
Total Health Care 16,587
INDUSTRIALS & BUSINESS SERVICES  5.0%
Aerospace & Defense  0.5%
Lockheed Martin  1,710 1,000
1,000
Building Products  0.4%
A.O. Smith  5,517 495
Carlisle  887 399
894
Commercial Services & Supplies  1.6%
Republic Services  4,897 983
Veralto  7,836 877
Waste Connections  4,388 785
Waste Management  3,822 793
3,438
Electrical Equipment  0.2%
AMETEK  1,949 335
335
Ground Transportation  0.5%
CSX  17,653 609
Old Dominion Freight Line  1,962 390
999
Industrial Conglomerates  0.2%
Roper Technologies  982 546
546
Machinery  1.6%
Dover  2,277 437
Fortive  11,178 882
IDEX  1,905 409
Illinois Tool Works  2,066 541
Ingersoll Rand  6,060 595
Parker-Hannifin  611 386
Snap-on  793 230
3,480
Total Industrials & Business Services 10,692

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  11.2%
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  2,954 446
Teledyne Technologies (5) 1,720 753
1,199
IT Services  0.3%
Accenture, Class A  811 287
VeriSign (5) 2,412 458
745
Semiconductors & Semiconductor Equipment  2.9%
Applied Materials  2,632 532
Broadcom  6,486 1,119
Lam Research  752 614
NVIDIA  27,761 3,371
NXP Semiconductors  3,327 798
6,434
Software  5.1%
Adobe (5) 1,196 619
Aurora Innovation (5) 66,570 394
Intuit  1,915 1,189
Microsoft  16,093 6,925
PTC (5) 3,716 671
Salesforce  5,022 1,375
11,173
Technology Hardware, Storage & Peripherals  2.4%
Apple  22,587 5,263
5,263
Total Information Technology 24,814
MATERIALS  0.5%
Chemicals  0.5%
Linde  1,733 826
RPM International  2,495 302
Total Materials 1,128
REAL ESTATE  0.3%
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT (4) 3,082 717
Total Real Estate 717

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  2.9%
Electric Utilities  0.7%
Entergy  4,181 550
Evergy  5,544 344
Exelon  18,777 761
1,655
Multi-Utilities  2.2%
Ameren  14,438 1,263
CenterPoint Energy  30,181 888
CMS Energy  6,777 479
DTE Energy  5,789 743
NiSource  24,829 860
WEC Energy Group  5,473 526
4,759
Total Utilities 6,414
Total Miscellaneous Common Stocks  0.3% (6) 620
Total Common Stocks (Cost $83,038) 92,605
CORPORATE BONDS  16.8%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (7) 209,000 200
Alliant Holdings Intermediate, 5.875%, 11/1/29 (7) 234,000 224
Alliant Holdings Intermediate, 6.75%, 10/15/27 (7) 701,000 698
Alliant Holdings Intermediate, 6.75%, 4/15/28 (7) 193,000 196
American Tower, 3.80%, 8/15/29  549,000 534
American Tower, 5.90%, 11/15/33  504,000 542
Avantor Funding, 3.875%, 11/1/29 (7) 1,163,000 1,101
Biogen, 3.15%, 5/1/50  870,000 596
Biogen, 3.25%, 2/15/51  809,000 563
Biogen, 5.20%, 9/15/45  524,000 503
Booz Allen Hamilton, 3.875%, 9/1/28 (7) 550,000 533
Booz Allen Hamilton, 4.00%, 7/1/29 (7) 294,000 286
Booz Allen Hamilton, 5.95%, 8/4/33  500,000 535
Broadcom, 4.15%, 4/15/32 (7) 383,000 371
BroadStreet Partners, 5.875%, 4/15/29 (7) 571,000 545
CCO Holdings, 5.00%, 2/1/28 (7) 388,000 376
Charles River Laboratories International, 3.75%, 3/15/29 (7) 350,000 328
Charles River Laboratories International, 4.00%, 3/15/31 (7) 468,000 427
Crown Castle, 2.25%, 1/15/31  423,000 368
Exelon, 4.45%, 4/15/46  617,000 548
Fortive, 4.30%, 6/15/46  851,000 746
Gartner, 3.625%, 6/15/29 (7) 848,000 808

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Gartner, 3.75%, 10/1/30 (7) 1,182,000 1,107
Gartner, 4.50%, 7/1/28 (7) 542,000 536
GFL Environmental, 6.75%, 1/15/31 (7) 326,000 342
Hilton Domestic Operating, 3.625%, 2/15/32 (7) 1,832,000 1,656
Hilton Domestic Operating, 4.00%, 5/1/31 (7) 313,000 292
Hilton Domestic Operating, 4.875%, 1/15/30  272,000 267
Howmet Aerospace, 3.00%, 1/15/29  317,000 301
Howmet Aerospace, 5.90%, 2/1/27  231,000 240
Howmet Aerospace, 5.95%, 2/1/37  759,000 830
Howmet Aerospace, 6.75%, 1/15/28  230,000 246
HUB International, 5.625%, 12/1/29 (7) 845,000 827
HUB International, 7.25%, 6/15/30 (7) 1,162,000 1,208
IQVIA, 5.70%, 5/15/28  254,000 264
IQVIA, 6.50%, 5/15/30 (7) 254,000 264
Lockheed Martin, 4.70%, 5/15/46  617,000 600
Marriott International, Series GG, 3.50%, 10/15/32  697,000 637
MSCI, 3.25%, 8/15/33 (7) 634,000 556
MSCI, 3.625%, 9/1/30 (7) 467,000 438
MSCI, 3.625%, 11/1/31 (7) 367,000 338
MSCI, 3.875%, 2/15/31 (7) 865,000 815
MSCI, 4.00%, 11/15/29 (7) 571,000 553
Northrop Grumman, 5.25%, 5/1/50  918,000 937
PRA Health Sciences, 2.875%, 7/15/26 (7) 282,000 272
PTC, 4.00%, 2/15/28 (7) 1,115,000 1,077
RTX, 5.15%, 2/27/33  259,000 269
SBA Communications, 3.125%, 2/1/29  2,078,000 1,917
Service Corp. International, 3.375%, 8/15/30  186,000 168
Service Corp. International, 4.00%, 5/15/31  442,000 409
TransDigm, 4.625%, 1/15/29  292,000 282
TransDigm, 7.125%, 12/1/31 (7) 510,000 539
UKG, 6.875%, 2/1/31 (7) 246,000 254
VICI Properties, 4.125%, 8/15/30 (7) 1,163,000 1,106
VICI Properties, 4.625%, 12/1/29 (7) 1,142,000 1,118
VICI Properties, 5.125%, 5/15/32  368,000 368
Workday, 3.80%, 4/1/32  305,000 288
Yum! Brands, 3.625%, 3/15/31  962,000 885
Yum! Brands, 4.625%, 1/31/32  999,000 954
Yum! Brands, 4.75%, 1/15/30 (7) 835,000 822
Yum! Brands, 5.35%, 11/1/43  588,000 573
Yum! Brands, 5.375%, 4/1/32  867,000 863
Yum! Brands, 6.875%, 11/15/37  489,000 550
Total Corporate Bonds (Cost $35,912) 36,996

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.3%
FINANCIALS  0.3%
Insurance  0.3%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $734 (5)
(8)(9) 745 734
Total Financials 734
Total Preferred Stocks (Cost $734) 734
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  19.4%
U.S. Treasury Obligations  19.4%
U.S. Treasury Notes, 3.875%, 8/15/34  4,139,000 4,168
U.S. Treasury Notes, 4.00%, 2/15/34  14,251,000 14,498
U.S. Treasury Notes, 4.375%, 5/15/34  10,017,000 10,491
U.S. Treasury Notes, 4.50%, 11/15/33  12,765,000 13,481
42,638
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $41,304) 42,638
SHORT-TERM INVESTMENTS  6.4%
Money Market Funds  6.4%
T. Rowe Price Government Reserve Fund, 4.97% (10)(11) 14,160,401 14,160
Total Short-Term Investments (Cost $14,160) 14,160
Total Investments in Securities  101.1%
(Cost $211,056) $ 222,934
Other Assets Less Liabilities (1.1)% (2,491)
Net Assets 100.0% $ 220,443
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of September 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2024, was $139 and was valued at $139
(0.1% of net assets).
(4) All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2024.
(5) Non-income producing
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,213 and represents 9.2% of net assets.
(8) Level 3 in fair value hierarchy.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $734 and represents 0.3% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Procter & Gamble, Call,
1/17/25 @ $180.00 58 1,005 (22)
Barclays Bank
McKesson, Call, 1/17/25
@ $580.00 4 198 (2)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$175.00 15 296 (39)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$190.00 45 889 (66)
JPMorgan Chase
American Tower, Call,
1/17/25 @ $270.00 29 674 (5)
JPMorgan Chase
Elevance Health, Call,
1/17/25 @ $550.00 2 104 (3)
JPMorgan Chase
T-Mobile U.S., Call,
1/17/25 @ $220.00 32 660 (16)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $315.00 34 1,035 (28)
Wells Fargo
EOG Resources, Call,
1/17/25 @ $143.50 38 467 (4)
Wells Fargo
Exxon Mobil, Call, 1/17/25
@ $115.00 19 223 (14)
Wells Fargo
Exxon Mobil, Call, 1/17/25
@ $120.00 15 176 (7)
Total Options Written (Premiums $(128)) $ (206)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ —# $ — $ 433+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 9,836  ¤  ¤ $ 14,160^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $433 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,160.

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Notes to Portfolio of Investments
13
T. Rowe Price Capital Appreciation and Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation and Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.

T. ROWE PRICE Capital Appreciation and Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 115,435 $ — $ 115,435
Common Stocks 92,605 — — 92,605
Preferred Stocks — — 734 734
Short-Term Investments 14,160 — — 14,160
Total $ 106,765 $ 115,435 $ 734 $ 222,934
Liabilities
Options Written $ — $ 206 $ — $ 206
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1577-054Q3 09/24